Note 26 - Derivative financial instruments - Hedge Reserve Evolution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	$ 13,100
Hedge accounting reserve	8,100	$ 13,100
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	13,122	1,259
Movements	(4,989)	11,863
Hedge accounting reserve	8,133	13,122
Foreign Exchange & Commodities [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	13,122	1,259
Movements	(4,989)	11,863
Hedge accounting reserve	$ 8,133	$ 13,122